SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - USD ($)				1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 10, 2014	Sep. 08, 2014	Jun. 20, 2013	Oct. 18, 2018	Aug. 28, 2014	Nov. 19, 2012	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Options granted							141,875	312,500
Previously Reported [Member]
Related Party Transaction [Line Items]
Options granted									1,135,000	2,500,000
Debenture Agreement [Member] | Mr Gregory Omi [Member]
Related Party Transaction [Line Items]
Debt principal amount					$ 200,000
Debt interest rate					9.50%
Options granted					2,500
Share price					$ 6.16
Debenture Agreement [Member] | Mr Gregory Omi [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Debt principal amount					$ 200,000
Debt interest rate					9.50%
Maturity date					Dec. 31, 2022
Options granted					20,000
Share price					$ 0.77
Debenture Agreement [Member] | Mr Gregory Omi [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Maturity date					Dec. 31, 2016
Debenture Agreement [Member] | Mr Gregory Omi [Member] | Extended Maturity [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Maturity date					Dec. 31, 2016
Debenture Agreement [Member] | Mr Robert Gillen [Member]
Related Party Transaction [Line Items]
Debt principal amount						$ 100,000
Debt interest rate						10.00%
Maturity date			Dec. 31, 2022			Dec. 19, 2014
Options granted			1,250
Share price			$ 6.16
Interest expense debt			$ 5,000
Debenture Agreement [Member] | Mr Robert Gillen [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Debt principal amount						$ 100,000
Debt interest rate						10.00%
Maturity date			Dec. 31, 2022			Dec. 19, 2014
Options granted			10,000
Share price			$ 0.77
Interest expense debt			$ 5,000
Debenture Agreement [Member] | Mr Robert Gillen [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Maturity date			Dec. 31, 2015			Jan. 05, 2015
Debenture Agreement [Member] | Mr Robert Gillen [Member] | Extended Maturity [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Maturity date			Dec. 31, 2015
Debenture Agreement [Member] | Quadrant International LLC [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Debt principal amount				$ 50,000
Debt interest rate				0.00%
Maturity date				Dec. 31, 2019
Debenture Agreement [Member] | Mr Alex Kuo [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Debt principal amount	$ 30,000
Debt interest rate	9.50%
Maturity date	Dec. 31, 2015
Options granted	3,000
Share price	$ 0.77
Debenture Agreement [Member] | Mr Kus Wife [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Debt principal amount		$ 100,000
Debt interest rate		9.50%
Maturity date		Dec. 31, 2015
Options granted		10,000
Share price		$ 0.77